CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues		$ 183	$ 1,608	$ 0
Cost of revenues		3,681	3,270	547
Gross loss		(3,498)	(1,662)	(547)
Operating expenses:
Research and development expenses, net		49,460	82,662	78,225
Selling, general and administrative expenses		26,171	35,568	49,200
Total operating expenses		75,631	118,230	127,425
Operating loss		(79,129)	(119,892)	(127,972)
Income (loss) from warrants remeasurement		(22,750)	396	17,929
Financial income (expenses), net		(7,812)	3,928	4,371
Net loss before income tax		(109,691)	(115,568)	(105,672)
Taxes on income (tax benefit)		2,063	(1,360)	1,748
Net loss		(111,754)	(114,208)	(107,420)
Net comprehensive loss		$ (111,754)	$ (114,208)	$ (107,420)
Weighted average number of ordinary shares used in computing basic net loss per share (in shares)	[1]	15,933,291	10,087,691	9,783,301
Weighted average number of ordinary shares used in computing diluted net loss per share (in shares)	[1]	15,933,291	10,087,691	9,783,301
Class A Ordinary Shares
Operating expenses:
Basic net loss per share (in USD per share)		$ (7.01)	$ (11.32)	$ (10.98)
Diluted net loss per share (in USD per share)		$ (7.01)	$ (11.32)	$ (10.98)
Weighted average number of ordinary shares used in computing basic net loss per share (in shares)		15,933,291	10,087,691	9,783,301
Weighted average number of ordinary shares used in computing diluted net loss per share (in shares)		15,933,291	10,087,691	9,783,301

[1]	Prior period results have been retroactively adjusted to reflect the 1:30 stock reverse split effected on October 18, 2023. See also Note 10.